Operating Lease Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Operating Lease Obligations

Note 10 – Operating Lease Obligations

Effective July 2018, we entered into a lease agreement for the right to use and occupy office space. The lease term commenced July 1, 2018 and is scheduled to expire after 36 months, on June 30, 2021.

Effective November 2019, we entered into a 6-month lease agreement for our NY affiliate which expired on April 30, 2020.

Effective November 2019, we entered into a new lease with Interport Logistics, LLC. The lease term commenced on November 11, 2019 and is scheduled to expire on November 11, 2022.

Effective May 2019, we entered into a new lease in Mexico. The lease commenced May 1, 2019 and is scheduled to expire after 24 months, on April 1, 2021. We are in the process of negotiating a new lease for our Mexican warehouse.

Effective January 2021, we entered into a lease agreement for the right to use and occupy office space. The lease term commenced January 18, 2021 and is scheduled to expire after 18 months, on July 31, 2022.

Effective January 2021, we entered into a lease agreement for the right to use and occupy office and manufacturing space. The lease term commenced January 1, 2021 and is scheduled to expire after 60 months, on December 31, 2025.

The following table presents the discounted present value of minimum lease payments for our office and warehouses to the amounts reported as financial lease liabilities on the consolidated balance sheet at March 31, 2021:

Undiscounted Future Minimum Lease Payments	Operating Lease

2021 (nine months)	$246,339
2022	294,347
2023	252,000
2024	252,000
2025	249,357
Total	1,294,043
Amount representing imputed interest	(132,333)
Total operating lease liability	1,161,710
Current portion of operating lease liability	270,771
Operating lease liability, non-current	$890,939

The table below presents information for lease costs related to our operating leases at March 31, 2021:

Operating lease cost:
Amortization of leased assets	$211,913
Interest of lease liabilities	26,825
Total operating lease cost	$238,738

The table below presents lease-related terms and discount rates at March 31, 2021:

Remaining term on leases	1 to 57 months
Incremented borrowing rate	5.0%

Note 10 – Operating Lease Obligations

Effective July 2018, we entered into a lease agreement for the right to use and occupy office space. The lease term commenced July 1, 2018 and is scheduled to expire after 36 months, on June 30, 2021.

Effective November 2019, we entered into a 6-month lease agreement for our NY affiliate which expired on April 30, 2020.

Effective November 2019, we entered into a new lease with Interport Logistics, LLC. The lease term commenced on November 11, 2019 and is scheduled to expire on November 11, 2020. We are in the process of negotiating a new lease with Interport Logistics, LLC.

Effective May 2019, we entered into a new lease in Mexico. The lease commenced May 1, 2019 and is scheduled to expire after 24 months, on April 1, 2021. We are in the process of negotiating a new lease for our Mexican warehouse.

The following table presents the discounted present value of minimum lease payments for our office and warehouses to the amounts reported as financial lease liabilities on the consolidated balance sheet at December 31, 2020:

Undiscounted Future Minimum Lease Payments	Operating Lease

2021	$59,291
Thereafter	26,673
Total	85,964
Amount representing imputed interest	(2,965)
Total operating lease liability	82,999
Current portion of operating lease liability	57,478
Operating lease liability, non-current	$25,521

The table below presents information for lease costs related to our operating leases at December 31, 2020:

Operating lease cost:
Amortization of leased assets	$114,032
Interest of lease liabilities	10,776
Total operating lease cost	$124,808

The table below presents lease-related terms and discount rates at December 31, 2020:

Remaining term on leases	9 to 25 months
Incremented borrowing rate	5.0%